Investment income and financing costs	12 Months Ended
Mar. 31, 2024
Investment income and financing costs
Investment income and financing costs

5. Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Investment income
Financial assets measured at amortised cost	327	196	246
Financial assets measured at fair value through profit and loss	254	36	5
	581	232	251
Financing costs
Financial liabilities measured at amortised cost
Bonds	1,596	1,711	1,546
Lease liabilities	440	355	320
Bank loans and other liabilities[2]	712	392	425
Interest on derivatives	(395)	(561)	(428)
Mark-to-market on derivatives	100	(423)	(341)
Financial assets measured at fair value through profit and loss	–	–	36
Foreign exchange	173	135	284
	2,626	1,609	1,842
Net financing costs	2,045	1,377	1,591

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Interest capitalised for the year ended 31 March 2024 was €nil (2023: €5 million, 2022: €17 million).